UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
Income Securities Trust

Ticker: JHS

Semiannual report 4/30/14

John Hancock
INVESTMENTS

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	52.2%	Capital Preferred Securities	1.5%

U.S. Government Agency	16.2%	Preferred Securities	1.0%

Collateralized Mortgage Obligations	11.9%	Term Loans	0.4%

U.S. Government	7.7%	Convertible Bonds	0.2%

Asset Backed Securities	4.4%	Short-Term Investments	0.5%

Common Stocks	4.0%

Quality Composition[1,2]

U.S. Government	7.7%	B	6.6%

U.S. Government Agency	16.2%	CCC & Below	4.1%

AAA	2.9%	Not Rated	0.3%

AA	2.8%	Equity	4.0%

A	6.5%	Preferred Securities	1.0%

BBB	34.5%	Short-Term Investments	0.5%

BB	12.9%

1 As a percentage of total investments on 4-30-14.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-14 and do not reflect subsequent downgrades or upgrades, if any.

6	Income Securities Trust | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 77.2% (52.2% of Total Investments)				$142,256,848

(Cost $134,162,945)

Consumer Discretionary 8.6%				15,759,108

Auto Components 1.0%

Dana Holding Corp.	6.000	09-15-23	$395,000	415,717

Delphi Corp.	5.000	02-15-23	1,005,000	1,065,300

Stackpole International Intermediate Company
SA (S)	7.750	10-15-21	245,000	262,150

Automobiles 2.3%

Chrysler Group LLC (S)	8.000	06-15-19	155,000	169,725

Ford Motor Credit Company LLC (Z)	5.875	08-02-21	1,998,000	2,315,286

Ford Motor Credit Company LLC (Z)	8.000	12-15-16	330,000	384,954

General Motors Company (S)	4.875	10-02-23	445,000	460,019

General Motors Company (S)	6.250	10-02-43	380,000	416,100

Nissan Motor Acceptance Corp. (S)(Z)	1.950	09-12-17	490,000	493,436

Hotels, Restaurants & Leisure 0.8%

CCM Merger, Inc. (S)	9.125	05-01-19	380,000	407,550

Landry’s, Inc. (S)(Z)	9.375	05-01-20	350,000	385,875

Seminole Tribe of Florida, Inc. (S)(Z)	6.535	10-01-20	650,000	721,500

Waterford Gaming LLC (S)	8.625	09-15-14	133,522	29,985

Internet & Catalog Retail 0.3%

QVC, Inc.	4.375	03-15-23	325,000	322,437

QVC, Inc. (Z)	5.125	07-02-22	255,000	267,130

Media 3.1%

21st Century Fox America, Inc. (Z)	7.600	10-11-15	1,000,000	1,088,197

21st Century Fox America, Inc. (Z)	6.150	03-01-37	165,000	195,170

21st Century Fox America, Inc. (Z)	6.400	12-15-35	150,000	181,830

21st Century Fox America, Inc. (Z)	7.750	01-20-24	1,020,000	1,284,463

AMC Entertainment, Inc. (S)	5.875	02-15-22	390,000	398,775

CBS Corp. (Z)	7.875	07-30-30	595,000	794,808

Myriad International Holdings BV (S)	6.000	07-18-20	200,000	218,500

Sirius XM Holdings, Inc. (S)	5.250	08-15-22	845,000	912,600

Time Warner Cable, Inc.	8.250	04-01-19	350,000	443,209

WideOpenWest Finance LLC (S)	10.250	07-15-19	100,000	113,000

Multiline Retail 0.4%

Macy’s Retail Holdings, Inc. (Z)	7.875	08-15-36	444,000	490,723

Tops Holding II Corp.	8.750	06-15-18	235,000	244,400

See notes to financial statements	Semiannual report | Income Securities Trust	7

		Maturity
	Rate (%)	date	Par value	Value

Specialty Retail 0.5%

AutoNation, Inc.	5.500	02-01-20	$655,000	$710,675

Hillman Group, Inc. (Z)	10.875	06-01-18	255,000	270,619

Textiles, Apparel & Luxury Goods 0.2%

Hot Topic, Inc. (S)(Z)	9.250	06-15-21	270,000	294,975

Consumer Staples 2.2%				4,100,996

Beverages 0.4%

Crestview DS Merger Sub II, Inc. (S)(Z)	10.000	09-01-21	310,000	344,100

Pernod-Ricard SA (S)(Z)	5.750	04-07-21	325,000	370,818

Food & Staples Retailing 0.6%

Safeway, Inc.	4.750	12-01-21	125,000	128,086

Safeway, Inc. (Z)	5.000	08-15-19	840,000	866,889

Smithfield Foods, Inc. (S)	5.875	08-01-21	85,000	89,356

Food Products 0.5%

Bunge, Ltd. Finance Corp. (Z)	8.500	06-15-19	389,000	485,397

Simmons Foods, Inc. (S)(Z)	10.500	11-01-17	475,000	513,000

Personal Products 0.1%

Prestige Brands, Inc. (S)	5.375	12-15-21	260,000	266,500

Tobacco 0.6%

Alliance One International, Inc.	9.875	07-15-21	820,000	828,200

Vector Group, Ltd.	7.750	02-15-21	195,000	208,650

Energy 9.5%				17,473,706

Energy Equipment & Services 1.2%

Astoria Depositor Corp. (S)	8.144	05-01-21	535,000	561,750

Key Energy Services, Inc. (Z)	6.750	03-01-21	270,000	284,850

Nostrum Oil & Gas Finance BV (S)	6.375	02-14-19	345,000	345,000

RKI Exploration & Production LLC (S)	8.500	08-01-21	270,000	292,950

Rowan Companies, Inc. (Z)	4.875	06-01-22	330,000	348,710

Trinidad Drilling, Ltd. (S)(Z)	7.875	01-15-19	265,000	282,888

Oil, Gas & Consumable Fuels 8.3%

Access Midstream Partners LP	4.875	03-15-24	215,000	213,925

Afren PLC (S)(Z)	10.250	04-08-19	240,000	271,800

BreitBurn Energy Partners LP (Z)	7.875	04-15-22	320,000	346,400

CNOOC Finance 2013, Ltd. (Z)	3.000	05-09-23	420,000	385,091

Continental Resources, Inc.	5.000	09-15-22	795,000	840,713

DCP Midstream LLC (S)(Z)	9.750	03-15-19	405,000	516,509

DCP Midstream LLC (5.850% to 5-21-23, then
3 month LIBOR + 3.850%) (S)(Z)	5.850	05-21-43	370,000	349,650

DCP Midstream Operating LP (Z)	3.875	03-15-23	225,000	224,187

Denbury Resources, Inc.	5.500	05-01-22	255,000	257,869

Ecopetrol SA	5.875	09-18-23	190,000	207,813

Energy Transfer Partners LP (Z)	5.200	02-01-22	135,000	147,555

Energy Transfer Partners LP (Z)	9.700	03-15-19	425,000	552,121

Enterprise Products Operating LLC (7.000% to
6-1-17, then 3 month LIBOR + 2.777%) (Z)	7.000	06-01-67	695,000	733,225

Enterprise Products Operating LLC (8.375% to
8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66	230,000	260,475

EP Energy LLC (Z)	7.750	09-01-22	195,000	217,181

8	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Oil, Gas & Consumable Fuels (continued)

EV Energy Partners LP (Z)	8.000	04-15-19	$400,000	$418,000

FTS International, Inc. (S)	6.250	05-01-22	175,000	177,188

Halcon Resources Corp.	8.875	05-15-21	200,000	207,250

Jones Energy Holdings LLC (S)	6.750	04-01-22	150,000	155,625

Kerr-McGee Corp. (Z)	6.950	07-01-24	600,000	753,175

Kinder Morgan Energy Partners LP	7.750	03-15-32	195,000	249,983

Lukoil International Finance BV (S)(Z)	3.416	04-24-18	675,000	634,669

Midstates Petroleum Company, Inc.	9.250	06-01-21	425,000	434,563

Newfield Exploration Company (Z)	5.750	01-30-22	260,000	278,850

NuStar Logistics LP (Z)	8.150	04-15-18	381,000	434,340

Pacific Rubiales Energy Corp. (S)	5.375	01-26-19	335,000	344,213

Petro-Canada (Z)	9.250	10-15-21	1,000,000	1,373,579

Petrobras International Finance Company	5.375	01-27-21	415,000	424,879

Petrohawk Energy Corp. (Z)	6.250	06-01-19	420,000	456,330

Petroleos de Venezuela SA	5.375	04-12-27	550,000	320,375

Petroleos Mexicanos (Z)	4.875	01-24-22	275,000	288,681

Plains Exploration & Production Company (Z)	6.750	02-01-22	705,000	786,956

Plains Exploration & Production Company	6.875	02-15-23	110,000	123,200

Regency Energy Partners LP	5.500	04-15-23	480,000	486,000

Regency Energy Partners LP	5.875	03-01-22	90,000	94,275

Summit Midstream Holdings LLC	7.500	07-01-21	150,000	161,250

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%) (Z)	6.350	05-15-67	710,000	737,513

Tullow Oil PLC (S)	6.000	11-01-20	230,000	234,600

Tullow Oil PLC (S)	6.250	04-15-22	255,000	257,550

Financials 30.7%				56,519,722

Banks 8.1%

Ally Financial, Inc. (Z)	4.750	09-10-18	315,000	333,900

Banco do Brasil SA (6.250% to 4-15-24, then
10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250	04-15-24	470,000	399,500

Bank of America Corp. (Z)	3.300	01-11-23	260,000	252,268

Bank of America Corp. (Z)	5.000	05-13-21	670,000	738,081

Bank of America Corp. (Z)	5.700	01-24-22	370,000	423,464

Bank of America Corp.	6.875	04-25-18	1,000,000	1,177,968

Bank of America NA	5.300	03-15-17	150,000	165,220

Barclays Bank PLC (S)(Z)	10.179	06-12-21	575,000	780,724

Barclays Bank PLC (5.926% to 12-15-16, then
3 month LIBOR + 1.750%) (Q)(S)	5.926	12-15-16	310,000	330,150

BPCE SA (S)(Z)	5.700	10-22-23	645,000	682,984

Citigroup, Inc.	3.875	10-25-23	185,000	184,880

Citigroup, Inc.	5.500	09-13-25	405,000	439,058

Citigroup, Inc.	6.125	08-25-36	310,000	345,826

Commerzbank AG (S)	8.125	09-19-23	350,000	408,625

Credit Agricole SA (7.875% to 1-23-24, then
5 year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	600,000	645,540

Fifth Third Bancorp (5.100% to 6-30-23, then
3 month LIBOR + 3.033%) (Q)(Z)	5.100	06-30-23	420,000	388,500

HBOS PLC (S)(Z)	6.750	05-21-18	825,000	939,499

ICICI Bank, Ltd. (S)(Z)	5.750	11-16-20	475,000	507,605

See notes to financial statements	Semiannual report | Income Securities Trust	9

		Maturity
	Rate (%)	date	Par value	Value

Banks (continued)

JPMorgan Chase & Company (Z)	4.625	05-10-21	$895,000	$980,256

Manufacturers & Traders Trust Company
(5.629% to 12-1-16, then 3 month LIBOR +
6.400%)	5.629	12-01-21	150,000	156,236

Mizuho Financial Group Cayman 3, Ltd. (S)	4.600	03-27-24	435,000	443,740

Nordea Bank AB (S)(Z)	3.125	03-20-17	680,000	715,183

Oversea-Chinese Banking Corp., Ltd. (P)(S)	4.000	10-15-24	200,000	199,085

PNC Financial Services Group, Inc. (P)(Q)	4.454	06-09-14	250,000	250,000

PNC Financial Services Group, Inc. (4.850%
to 6-1-23, then 3 month LIBOR +
3.040%) (Q)(Z)	4.850	06-01-23	310,000	291,788

Swedbank AB (S)(Z)	2.125	09-29-17	460,000	467,445

Synovus Financial Corp. (Z)	7.875	02-15-19	200,000	228,500

Wachovia Bank NA (Z)	5.850	02-01-37	390,000	473,286

Wells Fargo & Company (5.900% to 6-15-24,
then 3 month LIBOR + 3.110%) (Q)	5.900	06-15-24	655,000	669,684

Wells Fargo & Company, Series K (7.980%
to 3-15-18, then 3 month LIBOR +
3.770%) (Q)(Z)	7.980	03-15-18	750,000	851,250

Capital Markets 4.9%

Credit Suisse Group AG (7.500% to 12-11-23,
then 5 year U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12-11-23	295,000	320,444

Fifth Street Finance Corp.	4.875	03-01-19	430,000	444,155

Jefferies Group LLC (Z)	6.875	04-15-21	1,005,000	1,167,629

Jefferies Group LLC (Z)	8.500	07-15-19	235,000	289,567

Macquarie Bank, Ltd. (S)(Z)	6.625	04-07-21	260,000	295,797

Macquarie Group, Ltd. (S)(Z)	6.000	01-14-20	340,000	380,671

Morgan Stanley (Z)	4.100	05-22-23	580,000	575,956

Morgan Stanley (Z)	5.500	01-26-20	450,000	509,666

Morgan Stanley (Z)	5.550	04-27-17	565,000	630,632

Morgan Stanley (Z)	5.750	01-25-21	515,000	590,712

Morgan Stanley (Z)	7.300	05-13-19	895,000	1,084,920

Morgan Stanley (5.450% to 7-15-19, then
3 month LIBOR + 3.610%) (Q)	5.450	07-15-19	345,000	348,019

The Goldman Sachs Group, Inc. (Z)	5.250	07-27-21	1,195,000	1,326,403

The Goldman Sachs Group, Inc. (Z)	5.750	01-24-22	105,000	119,763

UBS AG (Z)	7.625	08-17-22	445,000	528,598

Walter Investment Management Corp. (S)	7.875	12-15-21	455,000	451,588

Consumer Finance 1.8%

Capital One Financial Corp. (Z)	3.500	06-15-23	1,100,000	1,093,759

Capital One Financial Corp. (Z)	4.750	07-15-21	585,000	645,477

Credito Real SAB de CV (S)	7.500	03-13-19	325,000	342,063

Discover Bank (Z)	7.000	04-15-20	270,000	322,971

Discover Financial Services (Z)	5.200	04-27-22	585,000	635,737

Springleaf Finance Corp.	6.000	06-01-20	310,000	313,875

Diversified Financial Services 5.3%

Doric Nimrod Air Alpha 2013-1
Pass Through Trust (S)	5.250	05-30-23	200,000	209,500

Doric Nimrod Air Alpha 2013-1
Pass Through Trust (S)	6.125	11-30-19	200,000	209,500

10	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Diversified Financial Services (continued)

Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through (S)	5.125	11-30-22	$187,719	$195,272

General Electric Capital Corp. (Z)	4.375	09-16-20	365,000	399,313

General Electric Capital Corp. (Z)	5.550	05-04-20	615,000	714,629

General Electric Capital Corp. (Z)	5.875	01-14-38	160,000	191,325

General Electric Capital Corp. (6.375% to
11-15-17, then 3 month LIBOR + 2.289%)	6.375	11-15-67	170,000	189,125

General Electric Capital Corp. (7.125%
until 6-15-22, then 3 month LIBOR +
5.296%) (Q)(Z)	7.125	06-15-22	600,000	690,000

ING Bank NV (S)	5.800	09-25-23	260,000	284,945

JPMorgan Chase & Company (5.150% to
5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23	375,000	354,844

JPMorgan Chase & Company (6.750% to
2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24	805,000	853,300

JPMorgan Chase & Company (7.900%
to 4-30-18, then 3 month LIBOR +
3.470%) (Q)(Z)	7.900	04-30-18	655,000	740,150

Leucadia National Corp.	5.500	10-18-23	655,000	688,827

Nationstar Mortgage LLC (Z)	7.875	10-01-20	310,000	316,975

Nationstar Mortgage LLC (Z)	9.625	05-01-19	295,000	327,450

Rabobank Nederland NV (Z)	3.875	02-08-22	905,000	946,440

The Bear Stearns Companies LLC (Z)	7.250	02-01-18	1,000,000	1,189,221

USB Realty Corp. (P)(Q)(S)(Z)	1.475	01-15-17	800,000	736,000

Voya Financial, Inc.	5.500	07-15-22	220,000	249,203

Voya Financial, Inc. (5.650% to 5-15-23, then
3 month LIBOR + 3.580%)	5.650	05-15-53	250,000	249,975

Insurance 5.3%

Aflac, Inc.	8.500	05-15-19	195,000	252,157

American International Group, Inc.	4.125	02-15-24	295,000	308,570

American International Group, Inc. (Z)	8.250	08-15-18	230,000	287,314

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	375,000	501,563

Aquarius + Investments PLC (6.375% to
9-1-19, then 5 Year U.S. Swap Rate +
5.210%)	6.375	09-01-24	235,000	249,453

AXA SA (Z)	8.600	12-15-30	175,000	226,625

AXA SA (6.379% to 12-14-36, then 3 month
LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	240,000	257,400

CNA Financial Corp. (Z)	7.250	11-15-23	540,000	671,438

Genworth Financial, Inc.	7.625	09-24-21	445,000	555,874

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR +2.125%) (S)	6.505	02-12-67	625,000	618,750

Liberty Mutual Group, Inc. (S)(Z)	5.000	06-01-21	650,000	712,597

Liberty Mutual Group, Inc. (S)(Z)	7.800	03-15-37	705,000	801,938

Lincoln National Corp. (6.050% until 4-20-17,
then 3 month LIBOR + 2.040%) (Z)	6.050	04-20-67	395,000	396,975

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%)	7.000	05-17-66	135,000	140,090

MetLife, Inc. (Z)	6.400	12-15-36	305,000	330,925

See notes to financial statements	Semiannual report | Income Securities Trust	11

		Maturity
	Rate (%)	date	Par value	Value

Insurance (continued)

Nippon Life Insurance Company (5.000%
to 10-18-22, then 3 month LIBOR +
4.240%) (S)(Z)	5.000	10-18-42	$310,000	$327,050

Pacific LifeCorp. (S)(Z)	6.000	02-10-20	180,000	205,473

Prudential Financial, Inc. (5.200% to 3-15-24,
then 3 month LIBOR + 3.040%)	5.200	03-15-44	110,000	109,175

Prudential Financial, Inc. (5.875% to 9-15-22,
then 3 month LIBOR + 4.175%) (Z)	5.875	09-15-42	615,000	647,288

Teachers Insurance & Annuity Association of
America (S)(Z)	6.850	12-16-39	475,000	628,759

The Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%) (Z)	6.375	03-29-67	145,000	160,950

The Hanover Insurance Group, Inc. (Z)	6.375	06-15-21	150,000	171,821

Unum Group (Z)	7.125	09-30-16	395,000	449,711

White Mountains Re Group, Ltd. (7.506%
to 6-30-17, then 3 month LIBOR +
3.200%) (Q)(S)(Z)	7.506	06-30-17	415,000	437,172

WR Berkley Corp. (Z)	5.375	09-15-20	265,000	291,772

Real Estate Investment Trusts 5.2%

ARC Properties Operating Partnership LP (S)	4.600	02-06-24	630,000	639,532

DDR Corp. (Z)	7.500	04-01-17	880,000	1,015,572

DDR Corp.	7.875	09-01-20	110,000	137,543

Goodman Funding Pty, Ltd. (S)(Z)	6.375	04-15-21	645,000	739,037

Health Care REIT, Inc. (Z)	4.950	01-15-21	190,000	208,646

Health Care REIT, Inc. (Z)	6.125	04-15-20	1,205,000	1,402,621

Healthcare Realty Trust, Inc. (Z)	6.500	01-17-17	540,000	608,048

Highwoods Realty LP (Z)	5.850	03-15-17	710,000	789,536

Host Hotels & Resorts LP (Z)	5.875	06-15-19	439,000	475,453

MPT Operating Partnership LP (Z)	6.375	02-15-22	320,000	343,200

Omega Healthcare Investors, Inc. (S)	4.950	04-01-24	350,000	347,985

Prologis International Funding II (S)	4.875	02-15-20	180,000	191,407

Prologis LP	3.350	02-01-21	310,000	312,247

Ventas Realty LP (Z)	4.000	04-30-19	330,000	352,385

Ventas Realty LP (Z)	4.750	06-01-21	670,000	727,937

WEA Finance LLC (S)(Z)	6.750	09-02-19	290,000	351,017

Weyerhaeuser Company (Z)	7.375	03-15-32	690,000	901,475

Real Estate Management & Development 0.1%

General Shopping Investments, Ltd.
(12.000% to 3-20-17, then 5 Year USGG +
11.052%) (Q)(S)	12.000	03-20-17	260,000	210,600

Health Care 2.2%				4,071,942

Health Care Providers & Services 1.0%

Medco Health Solutions, Inc. (Z)	7.125	03-15-18	275,000	326,052

National Mentor Holdings, Inc. (S)(Z)	12.500	02-15-18	390,000	414,375

Quest Diagnostics, Inc.	2.700	04-01-19	440,000	441,723

Quest Diagnostics, Inc.	4.250	04-01-24	370,000	374,287

WellCare Health Plans, Inc.	5.750	11-15-20	200,000	213,500

12	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Pharmaceuticals 1.2%

Forest Laboratories, Inc. (S)	5.000	12-15-21	$275,000	$293,906

Grifols Worldwide Operations, Ltd. (S)	5.250	04-01-22	350,000	355,250

Hospira, Inc. (Z)	6.050	03-30-17	485,000	535,725

Mylan, Inc. (S)(Z)	7.875	07-15-20	545,000	608,211

Salix Pharmaceuticals, Ltd. (S)	6.000	01-15-21	225,000	241,313

Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21	240,000	267,600

Industrials 8.9%				16,437,986

Aerospace & Defense 1.3%

Embraer Overseas, Ltd. (S)	5.696	09-16-23	296,000	311,540

Kratos Defense & Security Solutions, Inc. (Z)	10.000	06-01-17	415,000	436,788

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)(Z)	6.000	02-15-67	750,000	661,875

Textron, Inc. (Z)	5.600	12-01-17	505,000	568,418

Textron, Inc. (Z)	7.250	10-01-19	270,000	327,850

Airlines 3.6%

America West Airlines 2000-1
Pass Through Trust (Z)	8.057	07-02-20	140,725	162,186

American Airlines 2011-1 Class B
Pass Through Trust (S)(Z)	7.000	01-31-18	744,048	807,293

American Airlines 2013-2 Class A
Pass Through Trust (S)(Z)	4.950	01-15-23	344,492	369,468

British Airways PLC 2013-1 Class A
Pass Through Trust (S)(Z)	4.625	06-20-24	619,926	649,373

British Airways PLC 2013-1 Class B
Pass Through Trust (S)	5.625	06-20-20	155,000	165,463

Continental Airlines 1997-4 Class A
Pass Through Trust (Z)	6.900	01-02-18	307,443	330,501

Continental Airlines 1998-1 Class A
Pass Through Trust (Z)	6.648	09-15-17	95,023	101,674

Continental Airlines 1999-1 Class A
Pass Through Trust (Z)	6.545	02-02-19	159,471	178,209

Continental Airlines 2000-2 Class B
Pass Through Trust (Z)	8.307	04-02-18	75,581	81,628

Continental Airlines 2007-1 Class A
Pass Through Trust (Z)	5.983	04-19-22	476,153	541,029

Continental Airlines 2010-1 Class A
Pass Through Trust	4.750	01-12-21	133,378	143,715

Continental Airlines 2012-1 Class B
Pass Through Trust (Z)	6.250	04-11-20	215,675	234,547

Delta Air Lines 2002-1 Class G-1
Pass Through Trust (Z)	6.718	01-02-23	613,919	715,215

Delta Air Lines 2007-1
Class A Pass Through Trust (Z)	6.821	08-10-22	608,315	716,291

Delta Air Lines 2010-1 Class A
Pass Through Trust (Z)	6.200	07-02-18	159,933	178,725

Delta Air Lines 2011-1 Class A
Pass Through Trust (Z)	5.300	04-15-19	270,666	298,409

Northwest Airlines 2007-1 Class A
Pass Through Trust (Z)	7.027	11-01-19	369,359	421,069

See notes to financial statements	Semiannual report | Income Securities Trust	13

		Maturity
	Rate (%)	date	Par value	Value

Airlines (continued)

UAL 2009-1 Pass Through Trust (Z)	10.400	11-01-16	$90,196	$102,715

UAL 2009-2A Pass Through Trust (Z)	9.750	01-15-17	273,444	314,460

US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	162,242	181,306

Building Products 0.4%

Masco Corp. (Z)	7.125	03-15-20	285,000	331,313

Owens Corning (Z)	4.200	12-15-22	395,000	393,766

Commercial Services & Supplies 0.7%

Ahern Rentals, Inc. (S)	9.500	06-15-18	195,000	216,938

Casella Waste Systems, Inc.	7.750	02-15-19	365,000	382,338

Iron Mountain, Inc. (Z)	6.000	08-15-23	440,000	467,500

Safway Group Holding LLC (S)	7.000	05-15-18	180,000	190,800

Construction & Engineering 0.5%

Aeropuertos Dominicanos Siglo XXI SA (S)(Z)	9.250	11-13-19	300,000	264,375

Empresas ICA SAB de CV (S)	8.375	07-24-17	250,000	256,875

Tutor Perini Corp. (Z)	7.625	11-01-18	335,000	355,938

Industrial Conglomerates 0.3%

Odebrecht Finance, Ltd. (S)(Z)	7.125	06-26-42	225,000	228,938

Odebrecht Finance, Ltd. (P)(Q)(S)	7.500	09-14-15	200,000	205,000

Tenedora Nemak SA de CV (S)	5.500	02-28-23	210,000	212,625

Machinery 0.1%

SPL Logistics Escrow LLC (S)(Z)	8.875	08-01-20	215,000	239,188

Marine 0.4%

Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	305,000	317,963

Navios South American Logistics, Inc. (S)	7.250	05-01-22	375,000	375,938

Road & Rail 0.3%

Penske Truck Leasing Company LP (S)(Z)	3.750	05-11-17	460,000	489,944

Trading Companies & Distributors 1.2%

Air Lease Corp.	3.375	01-15-19	440,000	448,800

Air Lease Corp.	3.875	04-01-21	215,000	217,150

Air Lease Corp.	4.750	03-01-20	220,000	234,300

Air Lease Corp.	5.625	04-01-17	175,000	192,938

Aircastle, Ltd.	7.625	04-15-20	160,000	183,400

Glencore Funding LLC (S)(Z)	4.125	05-30-23	370,000	358,861

International Lease Finance Corp. (S)(Z)	7.125	09-01-18	290,000	336,400

United Rentals North America, Inc.	5.750	11-15-24	265,000	274,938

Transportation Infrastructure 0.1%

Florida East Coast Holdings Corp. (S)	6.750	05-01-19	255,000	262,013

Information Technology 1.0%				1,898,537

Internet Software & Services 0.3%

Ancestry.com, Inc. (Z)	11.000	12-15-20	305,000	358,375

Ancestry.com, Inc., PIK (S)	9.625	10-15-18	135,000	141,413

IT Services 0.4%

Fiserv, Inc. (Z)	4.625	10-01-20	800,000	855,774

Semiconductors & Semiconductor Equipment 0.2%

Micron Technology, Inc. (S)	5.875	02-15-22	375,000	395,625

14	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Software 0.1%

Blackboard, Inc. (S)	7.750	11-15-19	$140,000	$147,350

Materials 4.7%				8,628,739

Chemicals 1.0%

Braskem Finance, Ltd. (S)	7.000	05-07-20	515,000	574,225

CF Industries, Inc. (Z)	7.125	05-01-20	400,000	481,950

Incitec Pivot Finance LLC (S)(Z)	6.000	12-10-19	345,000	383,594

Methanex Corp.	5.250	03-01-22	330,000	358,767

Construction Materials 0.6%

American Gilsonite Company (S)(Z)	11.500	09-01-17	390,000	413,400

Cemex SAB de CV (S)	6.500	12-10-19	340,000	357,000

Magnesita Finance, Ltd. (P)(Q)(S)(Z)	8.625	04-05-17	420,000	404,775

Containers & Packaging 0.4%

ARD Finance SA, PIK (S)	11.125	06-01-18	305,844	336,428

Consolidated Container Company LLC (S)	10.125	07-15-20	320,000	332,800

Metals & Mining 2.5%

Allegheny Technologies, Inc. (Z)	5.950	01-15-21	140,000	152,428

Allegheny Technologies, Inc. (Z)	9.375	06-01-19	715,000	886,704

AngloGold Ashanti Holdings PLC (Z)	8.500	07-30-20	405,000	453,215

ArcelorMittal (Z)	10.350	06-01-19	370,000	467,125

AuRico Gold, Inc. (S)	7.750	04-01-20	125,000	122,188

Commercial Metals Company (Z)	7.350	08-15-18	310,000	352,238

Gerdau Trade, Inc. (S)(Z)	4.750	04-15-23	225,000	217,688

JMC Steel Group (S)	8.250	03-15-18	185,000	186,850

MMC Norilsk Nickel OJSC (S)	5.550	10-28-20	235,000	226,775

Rain CII Carbon LLC (S)(Z)	8.000	12-01-18	340,000	356,150

SunCoke Energy, Inc. (Z)	7.625	08-01-19	259,000	277,130

Thompson Creek Metals Company, Inc. (Z)	7.375	06-01-18	395,000	372,288

Vedanta Resources PLC (S)(Z)	7.125	05-31-23	300,000	298,875

Xstrata Finance Canada, Ltd. (S)	4.250	10-25-22	220,000	217,943

Paper & Forest Products 0.2%

International Paper Company (Z)	9.375	05-15-19	200,000	263,540

Neenah Paper, Inc. (S)	5.250	05-15-21	135,000	134,663

Telecommunication Services 5.5%				10,228,982

Diversified Telecommunication Services 4.2%

American Tower Corp. (Z)	3.400	02-15-19	225,000	231,969

American Tower Corp. (Z)	4.700	03-15-22	400,000	419,723

BellSouth Telecommunications, Inc. (Z)	6.300	12-15-15	272,472	281,228

CCU Escrow Corp. (S)	10.000	01-15-18	270,000	263,925

CenturyLink, Inc. (Z)	5.800	03-15-22	480,000	492,000

CenturyLink, Inc. (Z)	6.450	06-15-21	305,000	328,638

Crown Castle Towers LLC (S)(Z)	4.883	08-15-20	760,000	842,533

Crown Castle Towers LLC (S)(Z)	6.113	01-15-20	451,000	521,902

GTP Acquisition Partners I LLC (S)	4.704	05-15-18	485,000	492,482

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	650,000	692,286

T-Mobile USA, Inc.	6.836	04-28-23	325,000	349,781

Telecom Italia Capital SA (Z)	6.999	06-04-18	330,000	377,438

Telecom Italia Capital SA (Z)	7.200	07-18-36	365,000	384,163

See notes to financial statements	Semiannual report | Income Securities Trust	15

		Maturity
	Rate (%)	date	Par value	Value

Diversified Telecommunication Services (continued)

Telefonica Emisiones SAU (Z)	6.421	06-20-16	$600,000	$665,329

Verizon Communications, Inc.	4.500	09-15-20	455,000	495,785

Verizon Communications, Inc.	6.550	09-15-43	470,000	578,986

Wind Acquisition Finance SA (S)	7.375	04-23-21	355,000	364,763

Wireless Telecommunication Services 1.3%

Comcel Trust (S)	6.875	02-06-24	330,000	345,263

Digicel Group, Ltd. (S)	8.250	09-30-20	385,000	410,025

Millicom International Cellular SA (S)	4.750	05-22-20	210,000	202,650

Millicom International Cellular SA (S)	6.625	10-15-21	300,000	312,750

SBA Tower Trust (S)	2.933	12-15-17	395,000	400,896

SBA Tower Trust (S)	3.598	04-15-18	370,000	373,467

SoftBank Corp. (S)	4.500	04-15-20	400,000	401,000

Utilities 3.9%				7,137,130

Electric Utilities 2.8%

Beaver Valley II Funding Corp. (Z)	9.000	06-01-17	103,000	108,512

BVPS II Funding Corp. (Z)	8.890	06-01-17	307,000	320,447

DPL, Inc. (Z)	7.250	10-15-21	570,000	611,325

Electricite de France SA (5.250% to 1-29-23,
then 10 Year Swap Rate + 3.709%) (Q)(S)(Z)	5.250	01-29-23	205,000	209,203

Exelon Corp. (Z)	4.900	06-15-15	985,000	1,028,516

FPL Energy National Wind LLC (S)(Z)	5.608	03-10-24	76,696	75,263

Israel Electric Corp., Ltd. (S)(Z)	5.625	06-21-18	420,000	444,150

NextEra Energy Capital Holdings, Inc. (6.650%
to 6-15-17, then 3 month LIBOR + 2.125%)	6.650	06-15-67	180,000	181,125

Oncor Electric Delivery Company LLC (Z)	5.000	09-30-17	820,000	910,421

PNPP II Funding Corp. (Z)	9.120	05-30-16	127,000	131,460

PPL Capital Funding, Inc. (6.700% to 3-30-17,
then 3 month LIBOR + 2.665%) (Z)	6.700	03-30-67	525,000	530,250

Southern California Edison Company
(6.250% to 2-1-22, then 3 month LIBOR +
4.199%) (Q)(Z)	6.250	02-01-22	320,000	342,400

W3A Funding Corp. (Z)	8.090	01-02-17	252,509	252,272

Independent Power and Renewable Electricity Producers 0.1%

Calpine Corp. (S)	6.000	01-15-22	110,000	116,875

Multi-Utilities 1.0%

Berkshire Hathaway Energy Company (Z)	8.480	09-15-28	550,000	798,635

Integrys Energy Group, Inc. (6.110%
to 12-1-16, then 3 month LIBOR +
2.120%) (Z)	6.110	12-01-66	650,000	652,438

Wisconsin Energy Corp. (6.250% to 5-15-17,
then 3 month LIBOR + 2.113%) (Z)	6.250	05-15-67	410,000	423,838

Convertible Bonds 0.3% (0.2% of Total Investments)				$436,945

(Cost $267,530)

Consumer Discretionary 0.3%				436,945

Media 0.3%

Sirius XM Radio, Inc. (S)(Z)	7.000	12-01-14	248,000	436,945

16	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Term Loans (M) 0.6% (0.4% of Total Investments)				$1,145,084

(Cost $1,144,602)

Consumer Discretionary 0.1%				278,603

Hotels, Restaurants & Leisure 0.1%

CCM Merger, Inc.	5.000	03-01-17	$164,081	163,603

Consumer Staples 0.2%				362,529

Household Products 0.2%

The Sun Products Corp.	5.525	03-23-20	377,143	362,529

Financials 0.0%				87,356

Real Estate Investment Trusts 0.0%

iStar Financial, Inc.	4.500	10-16-17	87,192	87,356

Health Care 0.1%				229,813

Health Care Providers & Services 0.1%

CRC Health Corp.	5.250	03-14-21	75,000	74,813

CRC Health Corp.	9.000	09-28-21	155,000	155,000

Industrials 0.1%				148,218

Aerospace & Defense 0.1%

WP CPP Holdings LLC	4.750	12-27-19	148,125	148,218

Utilities 0.1%				153,565

Electric Utilities 0.1%

La Frontera Generation LLC	4.500	09-30-20	153,719	153,565

Capital Preferred Securities (a) 2.2% (1.5% of Total Investments)				$4,094,896

(Cost $3,941,417)

Financials 2.2%				4,094,896

Banks 0.6%

PNC Financial Services Group, Inc. (6.750%
to 8-1-21, then 3 month LIBOR +
3.678%) (Q)(Z)	6.750	08-01-21	520,000	573,300

Sovereign Capital Trust VI (Z)	7.908	06-13-36	480,000	499,200

Capital Markets 0.4%

State Street Capital Trust IV (P)(Z)	1.233	06-15-37	935,000	778,388

Diversified Financial Services 0.3%

BAC Capital Trust XIV, Series G (P)(Q)	4.000	05-27-14	654,000	510,120

Insurance 0.9%

MetLife Capital Trust IV (7.875% to 12-15-32,
then 3 month LIBOR + 3.960%) (S)	7.875	12-15-37	110,000	133,650

MetLife Capital Trust X (9.250% to 4-8-38 then
3 month LIBOR + 5.540%) (S)(Z)	9.250	04-08-68	315,000	423,675

ZFS Finance USA Trust II (6.450% to 6-15-16
then 3 month LIBOR + 2.000%) (S)(Z)	6.450	12-15-65	870,000	935,250

ZFS Finance USA Trust V (6.500% to 5-9-17,
then 3 month LIBOR + 2.285%) (S)(Z)	6.500	05-09-37	225,000	241,313

See notes to financial statements	Semiannual report | Income Securities Trust	17

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 35.3%
(23.9% of Total Investments)				$65,068,563

(Cost $65,549,927)

U.S. Government 11.4%				20,968,763

U.S. Treasury Bond
Bond (Z)	3.750	11-15-43	$3,310,000	3,486,880

U.S. Treasury Notes
Note (Z)	0.750	12-31-17	1,600,000	1,574,125
Note	1.500	02-28-19	7,000,000	6,954,066
Note (Z)	1.875	06-30-20	1,015,000	1,005,564
Note (Z)	2.000	09-30-20	8,000,000	7,948,128

U.S. Government Agency 23.9%				44,099,800

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (Z)	3.000	03-01-43	1,026,556	1,005,664
30 Yr Pass Thru (Z)	5.000	03-01-41	4,751,975	5,247,817
30 Yr Pass Thru (Z)	6.500	04-01-39	403,920	450,922

Federal National Mortgage Association
15 Year Pass Thru (Z)	3.000	07-01-27	1,698,121	1,757,043
15 Year Pass Thru	3.400	09-27-32	745,000	681,434
15 Yr Pass Thru (Z)	3.000	10-29-27	705,000	651,552
30 Yr Pass Thru (Z)	3.000	12-01-42	4,443,064	4,356,809
30 Yr Pass Thru	3.000	03-01-43	290,751	285,015
30 Yr Pass Thru (Z)	3.500	12-01-42	6,033,119	6,136,003
30 Yr Pass Thru (Z)	3.500	01-01-43	4,440,673	4,514,319
30 Yr Pass Thru (Z)	4.000	10-01-40	521,005	547,287
30 Yr Pass Thru (Z)	4.000	09-01-41	782,105	822,536
30 Yr Pass Thru (Z)	4.000	09-01-41	3,364,539	3,529,006
30 Yr Pass Thru (Z)	4.000	09-01-41	1,696,613	1,779,549
30 Yr Pass Thru (Z)	4.000	10-01-41	2,404,550	2,524,346
30 Yr Pass Thru (Z)	4.500	10-01-40	2,284,791	2,470,816
30 Yr Pass Thru (Z)	5.000	02-01-41	2,227,615	2,467,344
30 Yr Pass Thru (Z)	5.000	04-01-41	639,765	709,714
30 Yr Pass Thru (Z)	5.500	02-01-36	731,445	812,332
30 Yr Pass Thru (Z)	5.500	10-01-39	1,357,545	1,503,853
30 Yr Pass Thru (Z)	5.500	08-01-40	239,160	264,711
30 Yr Pass Thru (Z)	6.500	07-01-36	258,871	289,187
30 Yr Pass Thru (Z)	6.500	01-01-39	1,156,440	1,292,541

Collateralized Mortgage Obligations 17.6%
(11.9% of Total Investments)				$32,497,791

(Cost $31,161,079)

Commercial & Residential 14.2%				26,260,167

American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.040	12-25-46	5,153,049	363,542

American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.372	06-25-45	612,100	567,986

Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01-14-29	605,000	693,959

Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	3.143	03-25-35	641,442	39,331
Series 2005-2, Class A1 (P)	2.580	03-25-35	445,512	452,194

Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4 (P)	0.712	07-25-35	461,702	429,422
Series 2005-7, Class 11A1 (P)	0.692	08-25-35	698,651	627,678

18	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.750	10-25-34	$364,254	$373,962

Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class D (P)(S)	6.053	07-10-46	475,000	516,971
Series 2012-CR5, Class XA IO	2.063	12-10-45	4,596,707	470,547
Series 2012-LC4, Class B (P)	4.934	12-10-44	360,000	390,712
Series 2012-LC4, Class C (P)	5.823	12-10-44	645,000	716,314
Series 2013-300P, Class D (P)(S)	4.540	08-10-30	620,000	623,662
Series 2013-CR11, Class B (P)	5.333	10-10-46	560,000	616,278
Series 2013-CR13, Class C (P)	4.928	10-10-46	435,000	452,214
Series 2013-LC13, Class B (P)(S)	5.009	08-10-46	525,000	570,146
Series 2014-CR16, Class C (P)	4.906	04-10-47	552,000	575,908
Series 2014-TWC, Class D (P)(S)	2.403	02-13-32	445,000	445,127

Deutsche Mortgage Securities, Inc. Mortgage
Loan Trust
Series 2004-4, Class 2AR1 (P)	0.696	06-25-34	528,573	492,668

Extended Stay America Trust
Series 2013-ESFL, Class DFL (P)(S)	3.291	12-05-31	505,000	500,894

GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P)(S)	2.753	11-08-29	570,000	581,435

GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05-25-36	2,058,534	1,623,290

HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.179	08-19-45	2,260,208	121,695
Series 2005-2, Class IX IO	2.148	05-19-35	7,986,865	546,184
Series 2005-9, Class 2A1C (P)	0.602	06-20-35	695,746	650,624
Series 2005-8, Class 1X IO	2.089	09-19-35	3,037,931	170,240
Series 2007-3, Class ES IO (S)	0.350	05-19-47	8,966,635	95,271
Series 2007-4, Class ES IO	0.350	07-19-47	9,635,156	96,352
Series 2007-6, Class ES IO (S)	0.342	08-19-37	7,521,081	79,911

Hilton USA Trust
Series 2013-HLT, Class DFX (S)	4.407	11-05-30	381,000	393,106

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.048	10-25-36	8,147,109	654,477
Series 2005-AR18, Class 2X IO	1.692	10-25-36	7,426,747	265,655

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class AM (P)	5.464	01-15-49	945,000	991,196
Series 2012-PHH, Class D (P)(S)	3.420	10-15-25	260,000	261,019
Series 2013-INMZ, Class M (P)(S)	6.130	09-15-18	760,000	769,813
Series 2013-JWRZ, Class D (P)(S)	3.142	04-15-30	440,000	441,310
Series 2014-FBLU, Class D (P)(S)	2.753	12-15-28	725,000	727,104

Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.146	12-25-34	476,109	480,380

Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C7, Class C (P)	4.327	02-15-46	293,000	291,949

MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.482	05-25-35	466,438	440,671

Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10-05-25	975,000	985,449

Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P)(S)	2.660	12-25-59	265,000	263,642

UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	405,000	434,758
Series 2012-C1, Class C (P)(S)	5.719	05-10-45	270,000	295,955

See notes to financial statements	Semiannual report | Income Securities Trust	19

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.941	05-10-63	$4,889,793	$425,378

VFC 2013-1 LLC
Series 2013-1, Class A (S)	3.130	03-20-26	229,507	232,130

VNDO Mortgage Trust
Series 2013-PENN, Class D (P)(S)	4.079	12-13-29	612,000	611,974

Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04-15-47	285,000	312,907

WaMu Mortgage Pass Through Certificates
Series 2005-AR8, Class 2AB2 (P)	0.572	07-25-45	651,740	608,647

Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P)(S)	2.800	03-18-28	935,000	895,758
Series 2013-BTC, Class E (P)(S)	3.668	04-16-35	620,000	519,272

WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.402	11-15-45	5,086,811	620,779
Series 2013-C15, Class B (P)	4.635	08-15-46	155,000	162,910
Series 2013-C16, Class B (P)	5.151	09-15-46	265,000	289,411

U.S. Government Agency 3.4%				6,237,624

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11-15-32	3,381,256	675,012
Series 3747, Class HI IO	4.500	07-15-37	3,762,513	434,279
Series 3794, Class PI IO	4.500	02-15-38	626,623	68,520
Series 3830, Class NI IO	4.500	01-15-36	2,960,028	300,579
Series 4077, Class IK IO	5.000	07-15-42	873,299	187,420
Series 4136, Class IH IO	3.500	09-15-27	2,469,254	310,809
Series K017, Class X1 IO	1.590	12-25-21	2,770,348	238,219
Series K018, Class X1 IO	1.597	01-25-22	3,703,691	321,384
Series K021, Class X1 IO	1.644	06-25-22	809,961	78,505
Series K022, Class X1 IO	1.429	07-25-22	6,028,129	505,676
Series K707, Class X1 IO	1.690	12-25-18	2,438,716	151,639
Series K709, Class X1 IO	1.673	03-25-19	3,355,927	217,246
Series K710, Class X1 IO	1.912	05-25-19	2,556,284	195,226

Federal National Mortgage Association
Series 2010-68, Class CI IO	5.000	11-25-38	790,699	98,996
Series 2012-118, Class IB IO	3.500	11-25-42	1,413,379	300,027
Series 2012-137, Class QI IO	3.000	12-25-27	2,734,810	395,072
Series 2012-137, Class WI IO	3.500	12-25-32	2,012,811	380,992
Series 402, Class 3 IO	4.000	11-25-39	464,957	97,104
Series 402, Class 4 IO	4.000	10-25-39	725,147	143,008
Series 402, Class 7 IO	4.500	11-25-39	676,854	138,066
Series 402, Class 8 IO	4.500	11-25-39	612,942	99,672
Series 407, Class 15 IO	5.000	01-25-40	732,471	139,700
Series 407, Class 21 IO	5.000	01-25-39	368,535	59,532
Series 407, Class 7 IO	5.000	03-25-41	296,796	61,716
Series 407, Class 8 IO	5.000	03-25-41	304,136	54,219
Series 407, Class C6 IO	5.500	01-25-40	1,161,437	239,986

Government National Mortgage Association
Series 2012-114, Class IO	1.033	01-16-53	2,043,385	183,474
Series 2013-42, Class IO	3.500	03-20-43	1,032,663	161,546

20	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities 6.6% (4.4% of Total Investments)				$12,158,128

(Cost $11,705,970)

Asset Backed Securities 6.6%				12,158,128

ACE Securities Corp.
Series 2005-HE3, Class M2 (P)	0.602	05-25-35	$315,000	298,848

Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.602	10-25-35	750,000	634,241

Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.622	05-25-35	480,000	437,909

Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.234	01-25-34	262,824	252,578
Series 2004-W6, Class M1 (P)	0.702	05-25-34	274,171	266,612

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.392	07-25-36	670,834	618,213

Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	5.797	06-25-37	280,842	282,185

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03-20-43	1,098,275	1,115,973

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	28,366	27,742

Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B	5.441	02-25-35	522,132	535,147

CSMC Trust
Series 2006-CF2, Class M1 (P)(S)	0.622	05-25-36	735,000	706,054

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	1,077,369	1,157,527

Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.842	11-25-35	600,000	555,092

GSAA Home Equity Trust
Series 2005-11, Class 3A1 (P)	0.422	10-25-35	676,095	628,908

GSAA Trust
Series 2005-10, Class M3 (P)	0.702	06-25-35	675,000	631,537

GSAMP Trust
Series 2006-NC1, Class A2 (P)	0.332	02-25-36	264,676	249,427

Home Equity Mortgage Loan
Asset-Backed Trust
Series 2005-C, Class AII3 (P)	0.522	10-25-35	455,000	430,693

Mastr Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.852	08-25-37	27,128	27,014

Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.902	09-25-35	256,559	239,779

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	371,134	396,944

Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.332	05-25-36	226,248	208,589

Specialty Underwriting & Residential
Finance Trust
Series 2006-BC1, Class A2D (P)	0.452	12-25-36	1,090,000	1,031,026

Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01-20-25	354,294	357,175
Series 2012-2A, Class B (S)	4.500	01-20-25	535,057	543,420
Series 2012-3A, Class A (S)	2.500	03-20-25	266,941	267,942
Series 2012-3A, Class B (S)	4.500	03-20-25	79,514	80,806
Series 2013-1A, Class B (S)	3.750	08-20-25	175,340	176,747

See notes to financial statements	Semiannual report | Income Securities Trust	21

	Shares	Value

Common Stocks 6.0% (4.0% of Total Investments)		$10,951,390

(Cost $8,929,206)

Consumer Staples 0.9%		1,707,200

Food Products 0.4%

Kraft Foods Group, Inc. (Z)	15,000	852,900

Tobacco 0.5%

Philip Morris International, Inc. (Z)	10,000	854,300

Energy 0.8%		1,473,320

Oil, Gas & Consumable Fuels 0.8%

Royal Dutch Shell PLC, ADR	8,000	629,920

The Williams Companies, Inc. (Z)	20,000	843,400

Financials 0.7%		1,337,560

Banks 0.3%

U.S. Bancorp	14,500	591,310

Real Estate Investment Trusts 0.4%

Weyerhaeuser Company (Z)	25,000	746,250

Health Care 1.4%		2,594,353

Pharmaceuticals 1.4%

Eli Lilly & Company (Z)	17,000	1,004,700

Johnson & Johnson (Z)	8,258	836,453

Sanofi, ADR (Z)	14,000	753,200

Industrials 0.8%		1,457,632

Commercial Services & Supplies 0.4%

Republic Services, Inc. (Z)	20,000	701,800

Machinery 0.4%

Stanley Black & Decker, Inc.	8,800	755,832

Information Technology 0.4%		693,940

Semiconductors & Semiconductor Equipment 0.4%

Intel Corp. (Z)	26,000	693,940

Materials 0.6%		1,009,800

Chemicals 0.6%

E.I. du Pont de Nemours & Company (Z)	15,000	1,009,800

Telecommunication Services 0.4%		677,585

Diversified Telecommunication Services 0.4%

Verizon Communications, Inc.	14,500	677,585

Preferred Securities (b) 1.4% (1.0% of Total Investments)		$2,640,948

(Cost $2,509,309)

Consumer Staples 0.3%		556,641

Food & Staples Retailing 0.3%

Ocean Spray Cranberries, Inc., Series A,
6.250% (S)	6,250	556,641

22	Income Securities Trust | Semiannual report	See notes to financial statements

			Shares	Value

Financials 0.7%				$1,378,789

Banks 0.2%

FNB Corp., 7.250%			9,000	240,390

Wells Fargo & Company, Series L, 7.500%			192	228,676

Capital Markets 0.1%

The Goldman Sachs Group, Inc., 5.500% (Z)			12,425	293,603

Consumer Finance 0.3%

Ally Financial, Inc., 7.000% (S)			526	520,937

Real Estate Investment Trusts 0.1%

Weyerhaeuser Company, 6.375%			1,700	95,183

Industrials 0.2%				403,851

Aerospace & Defense 0.2%

United Technologies Corp., 7.500% (Z)			6,106	403,851

Telecommunication Services 0.2%				301,667

Diversified Telecommunication Services 0.2%

Intelsat SA, 5.750%			5,900	301,667
		Maturity
	Rate (%)	date	Par value	Value

Escrow Certificates 0.0% (0.0% of Total Investments)				$123

(Cost $0)

Materials 0.0%				123

Smurfit-Stone Container Corp. (I)	8.000	03-15-17	$245,000	123

			Par value	Value

Short-Term Investments 0.7% (0.5% of Total Investments)				$1,356,000

(Cost $1,356,000)

Repurchase Agreement 0.7%				1,356,000

Repurchase Agreement with State Street Corp. dated 4-30-14 at
0.000% to be repurchased at $1,356,000 on 5-1-14, collateralized by $1,395,000 U.S. Treasury Notes, 1.375% due 12-31-18 (valued
at $1,384,538, including interest)			1,356,000	1,356,000

Total investments (Cost $260,727,985)† 147.9%				$272,606,716

Other assets and liabilities, net (47.9%)				($88,340,233)

Total net assets 100.0%				$184,266,483

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

IO Interest-Only Security— (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

REIT Real Estate Investment Trust

USGG U.S. Generic Government Yield Index

See notes to financial statements	Semiannual report | Income Securities Trust	23

Notes to Schedule of Investments

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(I) Non-income producing.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $68,744,910 or 37.3% of the fund’s net assets as of 4-30-14.

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-14 was $149,858,458.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $261,996,374. Net unrealized appreciation aggregated $10,610,342, of which $15,032,434 related to appreciated investment securities and $4,422,092 related to depreciated investment securities.

24	Income Securities Trust | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $260,727,985)	$272,606,716
Cash	36,515
Cash segregated at custodian for swap contracts	280,000
Receivable for investments sold	260,943
Dividends and interest receivable	2,727,052
Other receivables and prepaid expenses	24,069

Total assets	275,935,295

Liabilities

Credit facility agreement payable	90,300,000
Payable for investments purchased	623,063
Swap contracts, at value	616,629
Interest payable	47,983
Payable to affiliates
Accounting and legal services fees	6,969
Other liabilities and accrued expenses	74,168

Total liabilities	91,668,812

Net assets	$184,266,483

Net assets consist of

Paid-in capital	$185,634,025
Undistributed net investment income	546,753
Accumulated net realized gain (loss) on investments, futures contracts and
swap agreements	(13,176,397)
Net unrealized appreciation (depreciation) on investments, futures contracts,
and swap agreements	11,262,102

Net assets	$184,266,483

Net asset value per share

Based on 11,743,104 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$15.69

See notes to financial statements	Semiannual report | Income Securities Trust	25

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 4-30-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$5,956,211
Dividends	233,678
Less foreign taxes withheld	(1,458)

Total investment income	6,188,431

Expenses

Investment management fees	698,720
Accounting and legal services fees	24,118
Transfer agent fees	43,143
Trustees’ fees	20,532
Printing and postage	32,048
Professional fees	47,856
Custodian fees	12,506
Interest expense	293,439
Stock exchange listing fees	7,884
Other	17,929

Total expenses	1,198,175

Net investment income	4,990,256

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	198,301
Futures contracts	(52,560)
Swap contracts	(222,823)

(77,082)
Change in net unrealized appreciation (depreciation) of
Investments	4,549,598
Futures contracts	(58,693)
Swap contracts	194,599

4,685,504

Net realized and unrealized gain	4,608,422

Increase in net assets from operations	$9,598,678

26	Income Securities Trust | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	4-30-14	ended
	(Unaudited)	10-31-13

Increase (decrease) in net assets

From operations
Net investment income	$4,990,256	$10,640,780
Net realized gain (loss)	(77,082)	5,627,991
Change in net unrealized appreciation (depreciation)	4,685,504	(10,170,862)

Increase in net assets resulting from operations	9,598,678	6,097,909

Distributions to shareholders
From net investment income	(5,872,727)	(12,035,602)

From fund share transactions
Issued pursuant to Dividend Reinvestment Plan	—	686,806

Total increase (decrease)	3,725,951	(5,250,887)

Net assets

Beginning of period	180,540,532	185,791,419

End of period	$184,266,483	$180,540,532

Undistributed net investment income	$546,753	$1,429,224

Share activity

Shares outstanding
Beginning of period	11,743,104	11,699,015
Issued pursuant to Dividend Reinvestment Plan	—	44,089

End of period	11,743,104	11,743,104

See notes to financial statements	Semiannual report | Income Securities Trust	27

FINANCIAL STATEMENTS

Statement of cash flows

This Statement of cash flows shows cash flow from operating and financing activities for the period stated.

For the
six-month
period ended
4-30-14
(unaudited)

Cash flows from operating activities

Net increase in net assets from operations	$9,598,678
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(62,499,945)
Long-term investments sold	61,248,188
Increase in short-term investments	(722,000)
Net amortization of premium (discount)	1,915,206
Decrease in dividends and interest receivable	29,267
Decrease in receivable for futures variation margin	1,875
Decrease in payable for investments purchased	(689,741)
Decrease in payable for delayed delivery securities purchased	(579,950)
Decrease in receivable for investments sold	1,183,716
Decrease in cash segregated at custodian for swap contracts	270,000
Decrease in cash held at broker for futures contracts	114,750
Increase in other receivables and prepaid assets	(7,404)
Increase in unrealized depreciation of swap contracts	(194,599)
Decrease in payable to affiliates	(10,442)
Decrease in interest payable	(2,700)
Decrease in other liabilities and accrued expenses	(10,182)
Net change in unrealized (appreciation) depreciation on investments	(4,549,598)
Net realized gain on investments	(198,301)

Net cash provided by operating activities	$4,896,818

Cash flows from financing activities
Distributions to common shareholders net of reinvestments	($5,872,727)

Net cash used in financing activities	($5,872,727)

Net decrease in cash	($975,909)

Cash at beginning of period	$1,012,424

Cash at end of period	$36,515

Supplemental disclosure of cash flow information

Cash paid for interest	$296,139

28	Income Securities Trust | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

COMMON SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$15.37	$15.88	$14.64	$14.82	$13.42	$10.67
Net investment income[2]	0.42	0.91	1.03	1.08	1.19	1.18
Net realized and unrealized gain (loss)
on investments	0.40	(0.39)	1.31	(0.13)	1.37	2.70
Total from investment operations	0.82	0.52	2.34	0.95	2.56	3.88
Less distributions to
common shareholders
From net investment income	(0.50)	(1.03)	(1.10)	(1.13)	(1.16)	(1.13)
Net asset value, end of period	$15.69	$15.37	$15.88	$14.64	$14.82	$13.42
Per share market value, end of period	$14.54	$14.28	$16.53	$14.81	$14.76	$12.94
Total return at net asset value (%)[3]	5.64[4]	3.51	16.57	6.78	19.90	39.06
Total return at market value (%)[3]	5.37[4]	(7.61)	19.95	8.46	23.85	47.95

Ratios and supplemental data

Net assets applicable to common shares,
end of period (in millions)	$184	$181	$186	$170	$171	$154
Ratios (as a percentage of average
net assets):
Expenses[5]	1.34[6]	1.35	1.53	1.56	1.78	2.25
Net investment income	5.59[6]	5.81	6.88	7.34	8.44	10.56
Portfolio turnover (%)	23	60	50	71	79	94

Senior securities

Total debt outstanding end of period
(in millions)	$90	$90	$90	$87	$84	$58
Asset coverage per $1,000 of debt[7]	$3,041	$2,999	$3,057	$2,957	$3,051	$3,656

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the fund’s shares traded during the period.
4 Not annualized
5 Expenses excluding interest were 1.01%, 1.01%, 1.06%, 1.04%, 1.12% and 1.40% for the periods ended 4-30-14, 10-31-13, 10-31-12, 10-31-11, 10-31-10 and 10-13-09, respectively.
6 Annualized.
7 Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 7). As debt outstanding changes, level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.

See notes to financial statements	Semiannual report | Income Securities Trust	29

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Income Securities Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

30	Income Securities Trust | Semiannual report

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$142,256,848	—	$142,226,863	$29,985
Convertible Bonds	436,945	—	436,945	—
Term Loans	1,145,084	—	1,145,084	—
Capital Preferred Securities	4,094,896	—	4,094,896	—
U.S. Government & Agency
Obligations	65,068,563	—	65,068,563	—
Collateralized Mortgage
Obligations	32,497,791	—	32,226,257	271,534
Asset Backed Securities	12,158,128	—	12,158,128	—
Common Stocks	10,951,390	$10,951,390	—	—
Preferred Securities	2,640,948	1,322,980	1,317,968	—
Escrow Certificates	123	—	123	—
Short-Term Investments	1,356,000	—	1,356,000	—

Total Investments in
Securities	$272,606,716	$12,274,370	$260,030,827	$301,519
Other Financial Instruments
Interest Rate Swaps	($616,629)	—	($616,629)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the

Semiannual report | Income Securities Trust	31

fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2013, the fund has a capital loss carryforward of $12,109,942 available to offset future net realized capital gains. The following table details the capital loss carryforward available:

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31
2014	2015	2016	2017	2018

$2,169,323	$1,351,797	$1,367,076	$6,785,450	$436,296

32	Income Securities Trust | Semiannual report

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions and amortization and accretion on debt securities.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or cash segregated at the custodian for swap contracts or cash held at the broker for futures contracts.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain swaps are typically traded through the OTC market and may be regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets

Semiannual report | Income Securities Trust	33

and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended April 30, 2014, the fund used futures contracts to manage duration of the portfolio. During the six months ended April 30, 2014, the fund held futures contracts with notional values ranging up to $2.9 million, as measured at each quarter end. There were no open futures contracts held at April 30, 2014.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

34	Income Securities Trust | Semiannual report

During the six months ended April 30, 2014, the fund used interest rate swaps to hedge against the cost of leverage. The following table summarizes the interest rate swap contracts held as of April 30, 2014.

	USD NOTIONAL	PAYMENTS MADE	PAYMENTS RECEIVED	MATURITY	MARKET
COUNTERPARTY	AMOUNT	BY FUND	BY FUND	DATE	VALUE

Morgan Stanley	$22,000,000	Fixed 1.442500%	3 Month LIBOR (a)	Aug 2016	($457,274)
Capital Services
Morgan Stanley	$22,000,000	Fixed 1.093750%	3 Month LIBOR (a)	May 2017	(159,355)
Capital Services
TOTAL	$44,000,000				($616,629)

(a) At 4-30-14, the 3-month LIBOR rate was 0.22335%

No interest rate swap positions were entered into or closed during the six months ended April 30, 2014.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	AND LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate	Swap contracts,	Interest	—	($616,629)
contracts	at value	rate swaps

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2014:

	STATEMENT OF	FUTURES	SWAP
RISK	OPERATIONS LOCATION	CONTRACTS	CONTRACTS	TOTAL

Interest rate	Net realized	($52,560)	($222,823)	($275,383)
contracts	gain (loss)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2014:

	STATEMENT OF	FUTURES	SWAP
RISK	OPERATIONS LOCATION	CONTRACTS	CONTRACTS	TOTAL

Interest rate	Change in	($58,693)	$194,599	$135,906
contracts	unrealized
appreciation
(depreciation)

Note 4 — Guarantees and indemnifications

Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Semiannual report | Income Securities Trust	35

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment advisory agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the fund’s average daily managed assets (net assets plus borrowings under the Credit Facility Agreement) (see Note 7), (b) 0.375% of the next $50,000,000 of the fund’s average daily managed assets, (c) 0.350% of the next $100,000,000 of the fund’s average daily managed assets and (d) 0.300% of the fund’s average daily managed assets in excess of $300,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2014, were equivalent to a net annual effective rate of 0.52% of the fund’s average daily managed assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily managed assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Each independent Trustee receives from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Leverage risk

The fund utilizes a Credit Facility Agreement (CFA) to increase its assets available for investment. When the fund leverages its assets, common shareholders bear the fees associated with the CFA and have the potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund’s assets. Leverage creates risks that that may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares;

• fluctuations in the interest rate paid for the use of the credit facility;

• increased operating costs, which may reduce the fund’s total return;

• the potential for a decline in the value of an investment acquired through leverage, while the fund’s obligations under such leverage remains fixed; and

• the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund’s return will be greater than if leverage had not been used, conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

36	Income Securities Trust | Semiannual report

In addition to the risks created by the fund’s use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the CFA is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund’s ability to generate income from the use of leverage would be adversely affected.

Note 7 — Credit Facility Agreement

The fund has entered into a CFA with Credit Suisse Securities (USA) LLC (CSSU), pursuant to which the fund borrows money to increase its assets available for investment. In accordance with the 1940 Act, the fund’s borrowings under the CFA will not exceed 33 1/3% of the fund’s managed assets (net assets plus borrowings) at the time of any borrowing.

The fund pledges a portion of its assets as collateral to secure borrowings under the CFA. Such pledged assets are held in a special custody account with the fund’s custodian. The amount of assets required to be pledged by the fund is determined in accordance with the CFA. The fund retains the benefits of ownership of assets pledged to secure borrowings under the CFA. Interest charged is at the rate of three month LIBOR (London Interbank Offered Rate) plus 0.41% and is payable monthly. As of April 30, 2014, the fund had borrowings of $90,300,000, at an interest rate of 0.63%, which is reflected in the Credit facility agreement payable on the Statement of assets and liabilities. During the six months ended April 30, 2014, the average borrowings under the CFA and the effective average interest rate were $90,300,000 and 0.66%, respectively.

The fund may terminate the CFA with CSSU at any time. If certain asset coverage and collateral requirements or other covenants are not met, the CFA could be deemed in default and result in termination. Absent a default or facility termination event, CSSU is required to provide the fund with 270 calendar days’ notice prior to terminating or amending the CFA.

Note 8 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $33,801,703 and $47,264,647, respectively, for the six months ended April 30, 2014. Purchases and sales of U.S. Treasury obligations aggregated $28,698,242 and $13,983,541, respectively, for the six months ended April 30, 2014.

Semiannual report | Income Securities Trust	37

Additional information

Unaudited

Investment objective and policy

The fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on February 14, 1973 and are publicly traded on the New York Stock Exchange (the NYSE). The fund’s investment objective is to generate a high level of current income consistent with prudent investment risk. There can be no assurance that the fund will achieve its investment objective.

Under normal circumstances, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in income securities, consisting of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. The fund will notify shareholders at least 60 days prior to any change in this 80% investment policy. The fund may invest up to 20% of its total assets in income-producing preferred securities and common stocks.

The fund will invest at least 75% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, investment grade (i.e., at least “Baa” by Moody’s Investors Service, Inc. (Moody’s) or “BBB” by Standard & Poor’s Ratings Services (S&P)), or in unrated securities determined by the fund’s investment advisor or subadvisor to be of comparable credit quality. Under the new investment policy, the fund can invest up to 25% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, below investment grade (junk bonds) (i.e., rated “Ba” or lower by Moody’s or “BB” or lower by S&P), or in unrated securities determined by the fund’s advisor or subadvisor to be of comparable quality.

Dividends and distributions

During the six months ended April 30, 2014, dividends from net investment income totaling $0.5001 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

INCOME
PAYMENT DATE	DISTRIBUTIONS

December 31, 2013	$0.2816
March 31, 2014	0.2185
Total	$0.5001

Shareholder communication and assistance

If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:

Computershare
P.O. Box 30170
College Station, TX 77842-3170
Telephone: 800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

38	Income Securities Trust | Semiannual report

Shareholder meeting

The fund held its Annual Meeting of Shareholders on February 18, 2014. The following proposal was considered by the shareholders:

Proposal: Election of twelve (12) Trustees to serve until their respective successors have been duly elected and qualified. Each Trustee was re-elected by the fund’s shareholders and the votes cast with respect to each Trustee are set forth below.

	VOTES FOR	VOTES WITHHELD

Independent Trustees
Charles L. Bardelis	7,906,223.489	135,853.484
Peter S. Burgess	7,892,049.024	150,027.949
William H. Cunningham	7,892,533.469	149,543.504
Grace K. Fey	7,890,503.771	151,573.202
Theron S. Hoffman	7,890,237.853	151,839.120
Deborah C. Jackson	7,875,727.082	166,349.891
Hassell H. McClellan	7,882,668.708	159,408.265
James M. Oates	7,890,949.713	151,127.260
Steven R. Pruchansky	7,864,263.553	177,813.420
Gregory A. Russo	7,905,486.740	136,590.233
Non-Independent Trustees
Craig Bromley	7,881,567.515	160,509.458
Warren A. Thomson	7,876,394.414	165,682.559

Semiannual report | Income Securities Trust	39

More information

Trustees	Officers	Investment advisor
James M. Oates,	Andrew G. Arnott	John Hancock Advisers, LLC
Chairperson	President
Steven R. Pruchansky,		Subadvisor
Vice Chairperson	John J. Danello#	John Hancock Asset Management
Charles L. Bardelis*	Senior Vice President, Secretary	a division of Manulife Asset
Craig Bromley†	and Chief Legal Officer	Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Francis V. Knox, Jr.	Custodian
Grace K. Fey	Chief Compliance Officer	State Street Bank and
Theron S. Hoffman*		Trust Company
Deborah C. Jackson	Charles A. Rizzo
Hassell H. McClellan	Chief Financial Officer	Transfer agent
Gregory A. Russo		Computershare Shareowner
Warren A. Thomson†	Salvatore Schiavone	Services, LLC
Treasurer
*Member of the		Legal counsel
Audit Committee		K&L Gates LLP
†Non-Independent Trustee
#Effective 5-29-14		Stock symbol
Listed New York Stock
Exchange: JHS

For shareholder assistance refer to page 38

You can also contact us:
	800-852-0218	Regular mail:
	jhinvestments.com	Computershare
P.O. Box 30170
College Station, TX 77842-3170

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

40	Income Securities Trust | Semiannual report

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

800-852-0218
800-231-5469 TDD
800-843-0090 EASI-Line
jhinvestments.com

P6SA 4/14
MF184482	6/14

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	June 5, 2014

By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo

Chief Financial Officer

Date:	June 5, 2014